Revolving Credit Facility and Term Loan	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Revolving Credit Facility and Term Loan
7. Revolving Credit Facility and Term Loan

Revolving Credit, Term Loan and Security Agreement

The Company and its subsidiaries, as borrowers, are parties to a Revolving Credit, Term Loan and Security Agreement (the “Credit Agreement”) with certain investment funds managed by MGG Investment Group LP (“MGG”). The Revolving Credit Facility and Term Loan under the Credit Agreement, as amended, mature on June 30, 2023.

Revolving Credit Facility

As of December 31, 2020, the Company had $11,828 in outstanding borrowings under the Revolving Credit Facility, which was at an interest rate of approximately 11%.

Outstanding balances and corresponding amounts available to be borrowed or required to be repaid under the Revolving Credit Facility are determined using an agreed upon borrowing base calculation, which allows the Company to borrow amounts of up to 85% of its eligible outstanding accounts receivable, excluding specified past due balances and which amounts are further reduced for certain reserves and set asides under the Credit Agreement. As of December 31, 2020, the Company had $2,412 then currently available for borrowing under the terms of the Revolving Credit Facility.

In addition to the Company’s accounts receivable, the Revolving Credit Facility is secured by all the Company’s property and assets, whether real or personal, tangible or intangible, and whether now owned or hereafter acquired, or in which it now has or at any time in the future may acquire any right, title or interests.

The Revolving Credit Facility and Term Loan are subject to acceleration upon the occurrence of an Event of Default under the Credit Agreement or termination of the Credit Agreement and provided that any and all unpaid principal, accrued and unpaid interest and all unpaid fees and expenses shall be due and payable in full on maturity as of June 30, 2023.

Term Loan

The Company had outstanding balances under its Term Loan, as follows:

	December 31, 2020	September 30, 2020

Term loan	$43,193	$42,646
Unamortized debt discount	(4,449)	(4,894)
Term loan, net of discount	38,744	37,752
Short term portion of term loan, net of discounts	-	-
Long term portion of term loan, net of discounts	$38,744	$37,752

As of December 31, 2020, the Company had $43,193 in outstanding borrowings under the Term Loan Facility that was at an interest of approximately 11%, plus additional interest at an annual rate 5% in the form of PIK (noncash, paid-in-kind), which accrues and is added to the balance of the Term Loan on a monthly basis. The Revolving Credit Facility and Term Loan cash interest are payable monthly. Term Loan principal payments are required to be resumed and paid quarterly beginning with the quarter ending June 30, 2021, and so Term Loan principal maturities by fiscal years are as follows: fiscal 2021- $889, fiscal 2022 – $1,778, and fiscal 2023 - $40,526.

The Company also has been required to make prepayments on the Term Loan in amounts equal to the Specified Excess Cash Flow Amount (as defined in the agreement) for the immediately preceding fiscal year, commencing with the fiscal year ending September 30, 2019 (refer to Seventh Amendment to Credit Agreement, below, which includes certain modifications to this prepayment requirement). To date, the Company has not been required to make any prepayments on the Term Loan.

The Revolving Credit Facility and Term Loan are subject to acceleration upon the occurrence of an Event of Default under the Credit Agreement or termination of the Credit Agreement and provided that any and all unpaid principal, accrued and unpaid interest and all unpaid fees and expenses shall be due and payable in full on maturity as of June 30, 2023.

The Credit Agreement includes financial and other restrictive covenants. Financial covenants include minimum fixed charge coverage ratios, minimum EBITDA, as defined under the Credit Agreement to include certain adjustments, and maximum senior leverage ratios. The Company measures and certifies these covenants quarterly. The financial covenants are measured on a trailing four quarter basis as of the end of each quarter. The Company met its financial covenants for the trailing four quarters ended December 31, 2020.

The Credit Agreement also permits capital expenditures up to a certain level and contains customary default and acceleration provisions. The Credit Agreement also restricts, above certain levels, acquisitions, incurrence of additional indebtedness, and payment of dividends.

Seventh Amendment to Credit Agreement

On April 28, 2020, the Company and its subsidiaries entered into Seventh Amendment, dated as of April 28, 2020 (the “Seventh Amendment”), to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017 (as amended, amended and restated, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”). The Seventh Amendment represents the most significant loan modification of the Company’s Credit Agreement since inception. The Company and its senior lenders previously entered into the Sixth Amendment on February 12, 2020, while negotiating and in contemplation of the larger loan modification contained in Seventh Amendment.

The Seventh Amendment extended the maturity of the Credit Agreement from June 30, 2021 to June 30, 2023, lowered cash interest approximately 500 basis points (5%) per annum, postponed quarterly principal payments to recommence beginning June 30, 2021, and reduced the amounts of quarterly principal payments from the current $500 per quarter to $446. The Company has agreed to pay 5% PIK (non-cash, paid-in-kind) interest on the Term Loan only, which is accrued and added to the balance of the Term Loan, and to pay a restructuring fee of $3,478 and an exit fee of $1,500, which became fully earned upon the effective date, but are payable upon the occurrence of a triggering event. The triggering events include a change in control, refinancing, maturity, or other termination of the senior loans, and in the case of the restructuring fee, an acquisition by the Company also is considered a triggering event. In addition, the Company has agreed that for each six-month period commencing with the period ending on March 31, 2021 and for each fiscal year commencing with the fiscal year ending on September 30, 2021, it shall utilize its “Specified Excess Cash Flow Amount” (as defined in the Credit Agreement) to repay amounts outstanding under the Credit Agreement.

On June 30, 2020, the Company completed a financial restructuring and eliminated $19,685 of its subordinated indebtedness and $27,695 of its convertible preferred stock as required pursuant to the terms of Seventh Amendment, dated as of April 28, 2020, to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017. The Company entered into a Repurchase Agreement for Preferred Stock and Subordinated Notes (the “Repurchase Agreement”), dated as of June 30, 2020 with Ronald R. Smith (“Mr. Smith”), Thrivent Financial for Lutherans (“Thrivent”), Madison Capital Funding LLC (“Madison”), Maurice R. Harrison IV, Peter Langlois, Vincent Lombardo and Shane Parr (collectively with Smith, Thrivent and Madison, the “SNI Group Members” pursuant to which the SNI Group Members agreed to allow the Company to repurchase and settle all of the 9.5% Convertible Subordinated Notes (the “9.5% Notes”), Series B Convertible Preferred Stock, no par value (“Series B Preferred Stock”), 8% Convertible Subordinated Notes (“8% Notes”) and Series C 8% Cumulative Convertible Preferred Stock, no par value (“Series C Preferred Stock”) held by each of them. All of the outstanding 9.5% Notes and all of the outstanding Series B Preferred Stock were held by SNI Group Members.

On June 30, 2020, the Company completed the transactions contemplated above, as planned, except that the Company was able to settle a significant portion of outstanding subordinated debt and preferred stock for cash and at very attractive terms, thereby eliminating the need to issue substantially more of its common stock and avoiding significant dilution to existing shareholders. (Refer to Ninth Amendment to Credit Agreement, below.)

Eighth Amendment to Credit Agreement and CARES Act Payroll Protection Program Loans

Between April 29 and May 7, 2020, the Company and its subsidiaries entered into nine (9) unsecured promissory notes payable under CARES Act Payroll Protection Program (“PPP”) and received net funds totaling $19,927 in order to obtain needed relief funds for allowable expenses under the CARES Act PPP. On May 5, 2020, the Company also entered into Eighth Amendment, dated as of May 5, 2020 (the “Eighth Amendment”) to the Credit Agreement. The Eighth Amendment to the Credit Agreement serves as the conforming amendment under the Credit Agreement to enable the Company and its subsidiaries to enter into the PPP Loans and additional permitted indebtedness in compliance with the Credit Agreement.

Ninth Amendment to Credit Agreement

On June 30, 2020, the Company and its subsidiaries entered into Ninth Amendment, dated as of June 30, 2020 (the “Ninth Amendment”), to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017 (as amended, amended and restated, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”). Under the Ninth Amendment, the Company’s senior lender agreed to modify the earlier conversion condition of the Seventh Amendment and allow the Company to settle a significant portion of the subordinated debt and preferred stock with up to $5,100 in cash, instead of by converting all of it into the Company’s common stock. In exchange, the Company agreed to settle the exit and restructuring fees agreed to in the Seventh Amendment totaling $4,978 as of September 30, 2020, in cash or in shares of the Company’s common stock, except under the Ninth Amendment, the determination of cash or stock would be at the Senior Lender’s discretion and no longer at the Company’s discretion as provided in the earlier Seventh Amendment.

The Company and its subsidiaries entered a letter amendment, dated as of December 22, 2020, to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017 (as amended, amended and restated, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”). Under the December 2020 letter amendment, the Company’s senior lender formally agreed to extend the settlement date for the exit and restructuring fees from September 30, 2020 to on or before June 30, 2021.

Revolving Credit, Term Loan and Security Agreement

The Company and its subsidiaries, as borrowers, are parties to a Revolving Credit, Term Loan and Security Agreement (the “Credit Agreement”) with certain investment funds managed by MGG Investment Group LP (“MGG”). The Revolving Credit Facility and Term Loan under the Credit Agreement, as amended, mature on June 30, 2023.

Revolving Credit Facility

As of September 30, 2020, the Company had $11,828 in outstanding borrowings under the Revolving Credit Facility, which accrued interest at an annual effective rate of approximately 11%.

Outstanding balances and corresponding amounts available to be borrowed or required to be repaid under the Revolving Credit Facility are determined using an agreed upon borrowing base calculation, which allows the Company to borrow amounts of up to 85% of its eligible outstanding accounts receivable, excluding specified past due balances and which amounts are further reduced for certain reserves and set asides under the Credit Agreement. As of September 30, 2020, the Company had $1,592 then currently available for borrowing under the terms of the Revolving Credit Facility.

In addition to the Company’s accounts receivable, the Revolving Credit Facility is secured by all the Company’s property and assets, whether real or personal, tangible or intangible, and whether now owned or hereafter acquired, or in which it now has or at any time in the future may acquire any right, title or interests.

Term Loan

The Company had outstanding balances under its Term Loan, as follows:

	September 30, 2020	September 30, 2019

Term loan	$42,646	$41,905
Unamortized debt discount	(4,894)	(1,208)
Term loan, net of discount	37,752	40,697
Short term portion of term loan, net of discounts	-	4,668
Long term portion of term loan, net of discounts	$37,752	$36,029

The Term Loan is payable as follows, subject to acceleration upon the occurrence of an Event of Default under the Credit Agreement or termination of the Credit Agreement and provided that any and all unpaid principal, accrued and unpaid interest and all unpaid fees and expenses shall be due and payable in full on maturity as of June 30, 2023. Principal and accrued interest payments are required as follows: fiscal 2021- $889, fiscal 2022 – $1,778, and fiscal 2023 - $39,979.

The Company also has been required to make prepayments on the Term Loan in amounts equal to the Specified Excess Cash Flow Amount (as defined in the agreement) for the immediately preceding fiscal year, commencing with the fiscal year ending September 30, 2019 (refer to Seventh Amendment to Credit Agreement, below, which includes certain modifications to this prepayment requirement). To date, the Company has not been required to make any prepayments on the Term Loan.

As of September 30, 2020, the Company had $42,646 in outstanding borrowings under the Term Loan Facility that was at an interest of approximately 11%, plus additional interest at an annual rate 5% in the form of PIK (noncash, paid-in-kind), which accrues and is added to the balance of the Term Loan on a monthly basis.

The Credit Agreement includes financial and other restrictive covenants. Financial covenants include minimum fixed charge coverage ratios, minimum EBITDA, as defined under the Credit Agreement to include certain adjustments, and maximum senior leverage ratios. The Company measures and certifies these covenants quarterly. The financial covenants are measured on a trailing four quarter basis as of the end of each quarter. The Company met its financial covenants for the trailing four quarters ended September 30, 2020.

The Credit Agreement also permits capital expenditures up to a certain level and contains customary default and acceleration provisions. The Credit Agreement also restricts, above certain levels, acquisitions, incurrence of additional indebtedness, and payment of dividends.

Seventh Amendment to Credit Agreement

On April 28, 2020, the Company and its subsidiaries entered into Seventh Amendment, dated as of April 28, 2020 (the “Seventh Amendment”), to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017 (as amended, amended and restated, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”). The Seventh Amendment represents the most significant loan modification of the Company’s Credit Agreement since inception. The Company and its senior lenders previously entered into the Sixth Amendment on February 12, 2020, while negotiating and in contemplation of the larger loan modification contained in Seventh Amendment.

The Seventh Amendment extends the maturity of the Credit Agreement from June 30, 2021 to June 30, 2023, lowered cash interest approximately 500 basis points (5%) per annum, postponed quarterly principal payments to recommence beginning June 30, 2021, and reduced the amounts of quarterly principal payments from the current $500 per quarter to $446. The Company has agreed to pay 5% PIK (non-cash, paid-in-kind) interest on the Term Loan only, which is accrued and added to the balance of the Term Loan, and to pay a restructuring fee of $3,478 and an exit fee of $1,500, which became fully earned upon the effective date, but are payable upon the occurrence of a triggering event. The triggering events include a change in control, refinancing, maturity, or other termination of the senior loans, and in the case of the restructuring fee, an acquisition by the Company also is considered a triggering event. In addition, the Company has agreed that for each six-month period commencing with the period ending on March 31, 2021 and for each fiscal year commencing with the fiscal year ending on September 30, 2021, it shall utilize its “Specified Excess Cash Flow Amount” (as defined in the Credit Agreement) to repay amounts outstanding under the Credit Agreement.

Under the Seventh Amendment, the Company also agreed to the condition that it will pursue, negotiate, and execute conversions of all of the Company’s outstanding subordinated debt and preferred stock into shares of the Company’s common stock. In the event the Company was able to meet the conversion conditions of the agreement, it would have then had the option to settle the restructuring fee, exit fee, and accumulated PIK balance, each when due, in cash or in shares of the Company’s common stock. In the case of the latter, the amount or number of shares distributable to the Senior Lenders would be determined using the most favorable conversion rate at which the holders of the Company’s subordinated indebtedness or preferred stock converted their securities to shares of common stock of the Company in their conversion transactions.

On June 30, 2020, the Company completed the transactions contemplated above, as planned, except that the Company was able to settle a significant portion of outstanding subordinated debt and preferred stock for cash and at very attractive terms, thereby eliminating the need to issue substantially more of its common stock and avoiding significant dilution to existing shareholders. (Refer to Ninth Amendment to Credit Agreement, below.)

Eighth Amendment to Credit Agreement and CARES Act Payroll Protection Program Loans

On May 5, 2020, the Company and its subsidiaries entered into nine (9) unsecured promissory notes payable under CARES Act Payroll Protection Program (“PPP”) and received net funds totaling $19,927 in order to obtain needed relief funds for allowable expenses under the CARES Act PPP. On May 5, 2020, the Company also entered into Eighth Amendment, dated as of May 5, 2020 (the “Eighth Amendment”) to the Credit Agreement. The Eighth Amendment to the Credit Agreement serves as the conforming amendment under the Credit Agreement to enable the Company and its subsidiaries to enter into the PPP Loans and additional permitted indebtedness in compliance with the Credit Agreement.

Ninth Amendment to Credit Agreement

On June 30, 2020, the Company and its subsidiaries entered into Ninth Amendment, dated as of June 30, 2020 (the “Ninth Amendment”), to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017 (as amended, amended and restated, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”). Under the Ninth Amendment, the Company’s senior lender agreed to modify the earlier conversion condition of the Seventh Amendment and allow the Company to settle a significant portion of the subordinated debt and preferred stock with up to $5,100 in cash, instead of by converting all of it into the Company’s common stock. In exchange, the Company agreed to settle the exit and restructuring fees agreed to in the Seventh Amendment totaling $4,978, which were accrued as of September 30, 2020, in cash or in shares of the Company’s common stock, except under the Ninth Amendment, the determination of cash or stock would be at the Senior Lender’s discretion and no longer at the Company’s discretion as provided in the earlier Seventh Amendment.

On December 22, 2020, the Company and its subsidiaries entered into a letter amendment, dated as of December 22, 2020, to the Revolving Credit, Term Loan and Security Agreement, dated as of March 31, 2017 (as amended, amended and restated, restated, supplemented or otherwise modified from time to time, the “Credit Agreement”). Under the letter amendment, the Company’s senior lender agreed to modify settlement date for the exit and restructuring fees, which are now due to be settled on or before June 30, 2021.